INCOME TAX (Details) - Schedule of federal statutory tax rate to pre-tax income - USD ($)	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024
Income Tax Disclosure [Abstract]
Loss before income taxes	$ (195,240)	$ (543,568)
Other-net	1,250	(15,521)
Adjusted pre-tax loss	$ (193,990)	$ (559,089)
Statutory rate	21.00%	21.00%
Income tax provision (benefit) at statutory rate	$ (40,738)	$ (117,409)
State deferred income taxes (benefit)	(32,000)	(47,000)
Other-net	13,738	27,409
Income tax provision (benefit)	$ (59,000)	$ (137,000)